Share-Based Compensation to Employees (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of weighted average assumptions using the Black-Scholes option-pricing model

	2010	2011	2012
Expected dividend yield	—	—	—
Expected volatility	53.4%	50.5%	53.6%
Risk-free interest rate	2.46%	2.05%	1.00%
Expected term (years)	5.93	6.07	5.87

Summary of stock option activity

	Years Ended September 30,
	2010		2011		2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of period	1,318	$14.78	1,762	$14.20	1,836	$13.84
Granted	544	13.04	298	10.03	740	13.48
Exercised
Forfeited	(100)	15.47	(224)	11.59	(128)	13.42

Outstanding, end of period	1,762	14.20	1,836	13.84	2,448	13.76

Summary of stock options outstanding and exercisable

The following table summarizes stock options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Exercise price
$3.27 - $4.91	80	$3.50	4.04	80	$3.50	4.04
$9.82 - $11.45	446	10.03	8.31	198	10.03	8.13
$11.46 - $13.09	644	12.91	8.11	186	12.63	5.01
$14.73 - $16.36	1,278	16.13	5.97	1,084	16.26	5.51

	2,448	13.76	6.89	1,548	14.36	5.71

Share-based compensation expense reflected in the condensed consolidated statements of operations

	Nine months ended June 30,
	2012	2013
Cost of services	$151	$1,987
General and administrative	1,207	4,372
Sales and marketing	215	2,329
Technology and development	505	2,540

Total	$2,078	$11,228

	Years Ended September 30,
	2010	2011	2012
Cost of services	$222	$171	$203
General and administrative	1,249	955	1,588
Sales and marketing	357	(58)	298
Technology and development	297	400	587

Total	$2,125	$1,468	$2,676

Summary of RSU activity

	Years Ended September 30,
	2010		2011		2012
	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value
Outstanding, beginning of period	232	$16.26	232	$16.26	348	$14.20
Granted	—	—	116	10.47	286	13.03
Vested	—	—	—	—	—	—
Forfeited	—	—	—	—	(4)	13.03

Outstanding, end of period	232	16.26	348	14.20	630	13.74